Investment Portfolioas of November 30, 2023 (Unaudited)
DWS ESG International Core Equity Fund
	Shares	Value ($)

Common Stocks 98.0%
Australia 6.9%
Aurizon Holdings Ltd.	17,850	41,676
BHP Group Ltd.	3,087	94,511
Brambles Ltd.	5,891	52,001
Endeavour Group Ltd.	13,902	45,280
IGO Ltd.	6,743	38,192
Macquarie Group Ltd.	471	52,674
Treasury Wine Estates Ltd.	10,525	74,444
Woodside Energy Group Ltd.	1,505	30,719
Woolworths Group Ltd.	2,989	68,980
(Cost $593,007)		498,477
Belgium 0.8%
KBC Group NV (Cost $72,852)	1,043	59,737
Denmark 3.1%
Novo Nordisk AS "B" (Cost $46,641)	2,173	221,055
Finland 1.7%
Kone Oyj "B"	1,101	48,980
Neste Oyj	1,831	69,645
(Cost $105,467)		118,625
France 10.3%
Aeroports de Paris SA	226	27,808
Arkema SA	580	58,992
BNP Paribas SA	1,987	125,330
Capgemini SE	468	95,848
Danone SA	1,252	80,408
Kering SA	92	39,626
LVMH Moet Hennessy Louis Vuitton SE	247	188,986
Renault SA	1,118	43,886
STMicroelectronics NV	1,046	49,574
Worldline SA 144A*	1,841	28,490
(Cost $587,389)		738,948
Germany 8.7%
adidas AG	198	41,586
Allianz SE (Registered)	553	139,060
BASF SE	1,729	80,568
Bayerische Motoren Werke AG	476	49,619
Deutsche Boerse AG	593	112,629
HelloFresh SE*	1,543	23,598
Merck KGaA	293	51,151
Puma SE	372	23,981
SAP SE	211	33,513

Siemens AG (Registered)	222	37,254
Volkswagen AG	272	35,283
(Cost $523,149)		628,242
Hong Kong 3.6%
Budweiser Brewing Co., APAC Ltd. 144A	24,500	43,276
HKT Trust & HKT Ltd. (Units)	74,000	78,833
Hong Kong Exchanges & Clearing Ltd.	1,000	35,441
Prudential PLC	9,231	100,804
(Cost $332,402)		258,354
Ireland 1.1%
Kingspan Group PLC (Cost $51,426)	951	75,268
Italy 1.3%
Moncler SpA (Cost $23,135)	1,726	95,564
Japan 22.6%
ANA Holdings, Inc.*	1,200	24,744
Astellas Pharma, Inc.	4,200	50,982
Canon, Inc.	1,800	46,403
Chugai Pharmaceutical Co., Ltd.	3,200	112,797
CyberAgent, Inc.	3,300	19,897
Daiichi Sankyo Co., Ltd.	1,900	51,380
Daiwa House Industry Co., Ltd.	1,400	39,736
Hitachi Construction Machinery Co., Ltd.	1,400	36,442
Hulic Co., Ltd.	3,400	33,740
Inpex Corp.	4,000	56,369
Japan Post Bank Co., Ltd.	9,600	94,568
KDDI Corp.	2,500	78,140
Mitsubishi Corp.	1,900	88,468
Mitsubishi UFJ Financial Group, Inc.	16,200	137,695
Mitsui & Co., Ltd.	3,100	113,047
Murata Manufacturing Co., Ltd.	2,100	40,935
Nippon Building Fund, Inc. (REIT)	5	20,957
Nippon Steel Corp.	3,600	84,167
Nippon Telegraph & Telephone Corp.	30,000	35,113
Nomura Real Estate Holdings, Inc.	1,100	26,816
Obayashi Corp.	3,900	32,852
Sony Group Corp.	400	34,558
Sumitomo Mitsui Financial Group, Inc.	2,400	117,812
Takeda Pharmaceutical Co., Ltd.	3,000	84,408
Terumo Corp.	1,600	51,021
Tokio Marine Holdings, Inc.	1,400	34,555
Tokyo Electron Ltd.	300	48,629
Toyota Motor Corp.	1,700	32,220
(Cost $1,398,373)		1,628,451
Netherlands 5.4%
ASML Holding NV	324	220,630
Koninklijke Philips NV	1,995	40,580
Stellantis NV	5,830	126,642
(Cost $233,266)		387,852
Norway 1.4%
DNB Bank ASA (Cost $90,575)	5,324	101,493

Singapore 0.6%
Singapore Telecommunications Ltd. (Cost $46,214)	23,800	41,049
Spain 2.4%
Grifols SA*	4,019	56,722
Iberdrola SA	9,421	116,416
(Cost $168,327)		173,138
Sweden 3.2%
Assa Abloy AB "B"	2,926	75,046
Getinge AB "B"	947	20,107
Hexagon AB "B"	6,743	67,424
Skanska AB "B"	1,464	23,520
Svenska Handelsbanken AB "A"	4,941	46,838
(Cost $219,272)		232,935
Switzerland 11.6%
ABB Ltd. (Registered)	2,041	81,309
Kuehne & Nagel International AG (Registered)	332	96,167
Lonza Group AG (Registered)	189	73,204
Nestle SA (Registered)	2,094	238,221
Novartis AG (Registered)	1,061	103,841
Sandoz Group AG*	1,431	41,028
Sika AG (Registered)	434	117,861
Straumann Holding AG (Registered)	180	24,794
Swiss Prime Site AG (Registered)	550	55,325
(Cost $604,392)		831,750
United Kingdom 13.1%
Ashtead Group PLC	855	51,520
AstraZeneca PLC	256	32,851
Compass Group PLC	4,485	113,541
Diageo PLC	3,568	124,722
HSBC Holdings PLC	4,663	35,564
M&G PLC	28,349	74,969
National Grid PLC	6,960	90,365
RELX PLC	3,389	130,285
Rio Tinto PLC	521	35,516
Shell PLC	5,953	192,675
SSE PLC	1,456	33,718
Vodafone Group PLC	33,420	30,067
(Cost $789,147)		945,793
United States 0.2%
Newmont Corp. (Cost $16,282)	431	17,185
Total Common Stocks (Cost $5,901,316)		7,053,916

Exchange-Traded Funds 0.6%
iShares ESG Aware MSCI EAFE ETF (Cost $41,964)	593	43,093

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 5.38% (a) (Cost $42,388)	42,388	42,388

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $5,985,668)	99.2	7,139,397
Other Assets and Liabilities, Net	0.8	55,056
Net Assets	100.0	7,194,453
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 are as follows:
Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (a) (b)
73,750	—	73,750 (c)	—	—	171	—	—	—
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 5.38% (a)
92,251	234,580	284,443	—	—	804	—	42,388	42,388
166,001	234,580	358,193	—	—	975	—	42,388	42,388

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
At November 30, 2023 the DWS ESG International Core Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Exchange-Traded Funds and Cash Equivalents)
Financials	1,297,659	18%
Industrials	1,036,387	15%
Health Care	1,015,921	14%
Consumer Discretionary	825,492	12%
Consumer Staples	698,929	10%
Information Technology	602,956	9%
Materials	526,992	7%
Energy	349,408	5%
Communication Services	283,099	4%
Utilities	240,499	3%
Real Estate	176,574	3%
Total	7,053,916	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$498,477	$—	$498,477
Belgium	—	59,737	—	59,737
Denmark	—	221,055	—	221,055
Finland	—	118,625	—	118,625
France	—	738,948	—	738,948
Germany	—	628,242	—	628,242
Hong Kong	—	258,354	—	258,354
Ireland	—	75,268	—	75,268
Italy	—	95,564	—	95,564
Japan	—	1,628,451	—	1,628,451
Netherlands	—	387,852	—	387,852
Norway	—	101,493	—	101,493
Singapore	—	41,049	—	41,049
Spain	—	173,138	—	173,138
Sweden	—	232,935	—	232,935
Switzerland	—	831,750	—	831,750
United Kingdom	—	945,793	—	945,793
United States	—	17,185	—	17,185
Exchange-Traded Funds	43,093	—	—	43,093
Short-Term Investments	42,388	—	—	42,388
Total	$85,481	$7,053,916	$—	$7,139,397
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEICEF-PH1
R-080548-2 (1/25)